Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Bowen Acquisition Corp
Entity Central Index Key	0001973056
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	420 Lexington Avenue
Entity Address, Address Line Two	Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(203)
Local Phone Number	998-5540
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	420 Lexington Avenue
Entity Address, Address Line Two	Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(203)
Local Phone Number	998-5540
Contact Personnel Name	Jiangang Luo